Expense Example (, (Bond Fund), Class R6, USD $)	0 Months Ended
Jan. 31, 2014
| (Bond Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	310
Expense Example, with Redemption, 10 Years	$ 706